Stockholders' Equity (Deficit), Accumulated Other Comprehensive Income and Redeemable Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

The following table details the reclassifications out of accumulated other comprehensive income (loss) for the three month periods ended March 31, 2014 and 2013:

	Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount reclassified from Accumulated Other Comprehensive Income (Loss)		Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	For the Three Months Ended
	March 31, 2014	March 31, 2013
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial loss	$0.6	$1.6	Warehousing, delivery, selling, general and administrative
Prior service credit	(0.4)	(0.4)	Warehousing, delivery, selling, general and administrative

Total before tax	0.2	1.2
Tax provision	—	0.1

Net of tax	$0.2	$1.1

The following table details the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013:

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount reclassified from Accumulated Other Comprehensive Income (Loss)	Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	For the Year Ended December 31, 2013
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial gain	$(6.6)	Warehousing, delivery, selling, general and administrative
Prior service cost	1.4	Warehousing, delivery, selling, general and administrative

Total before tax	(5.2)
Tax provision	1.8

Net of tax	$(3.4)

Stockholders Equity

The following table details changes in these accounts:

	Ryerson Holding Corporation Stockholders
							Accumulated Other Comprehensive Income (Loss)
	Common Stock		Treasury Stock		Capital in Excess of Par Value	Accumulated Deficit	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interest
	Shares	Dollars	Shares	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars
	(In millions, except shares in thousands)
Balance at January 1, 2014	21,250	$0.2	213	$(6.6)	$189.7	$(107.1)	$(16.6)	$(174.9)	$3.3	$1.9	$(110.1)	$1.3
Net income (loss)	—	—	—	—	—	1.6	—	—	—	(0.1)	1.5	(0.1)
Foreign currency translation	—	—	—	—	—	—	(7.1)	—	—	—	(7.1)	—
Changes in defined benefit pension and other post-retirement benefit plans	—	—	—	—	—	—	—	0.2	—	—	0.2	—
Unrealized loss on available-for-sale investment	—	—	—	—	—	—	—	—	(0.1)	—	(0.1)	—

Balance at March 31, 2014	21,250	$0.2	213	$(6.6)	$189.7	$(105.5)	$(23.7)	$(174.7)	$3.2	$(1.8)	$(115.7)	$1.2